EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule Of Share Based Compensation, Employee Stock Option Plan, Activity [Table Text Block]
A summary of employee option activity under the Plans as of December 31, 2014 and changes during the year ended December 31, 2014 are as follows:

			Weighted
			average
			remaining
		Weighted	contractual	Aggregate
	Number	average	term	intrinsic
	of options	exercise price	(in years)	value

Outstanding at January 1, 2014	703,110	$3.16	6.68	$2,298
Granted	155,000	$7.47
Exercised	(115,721)	$1.86
Forfeited	(3,500)	$4.00

Outstanding at December 31, 2014	738,889	$4.26	6.42	$1,248

Exercisable at December 31, 2014	448,639	$2.95	5.03	$1,348

Vested and expected to vest at December 31, 2014	738,889	$4.26	6.42	$1,248

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The options outstanding as of December 31, 2014, have been separated into ranges of exercise price categories, as follows:

					Weighted
		Weighted			average
		average			exercise
		remaining	Weighted		price
	Options	contractual life	average	Options	of exercisable
Exercise price	outstanding	(years)	exercise price	exercisable	options
In $
0-1	4,000	4.24	$-	4,000	$-
1.01-2	69,200	1.85	$1.20	69,200	$1.20
2.01-3	173,667	4.80	$2.30	173,667	$2.30
3.01-4	252,022	6.12	$3.96	180,522	$3.95
4.01-5	-	-	$-	-	$-
5.01-6	85,000	8.61	$6.00	21,250	$6.00
6.01-7	75,000	9.87	$6.89	-	$-
7.01-8	-	-	$-	-	$-
8.01-9	80,000	9.36	$8.01	-	$-

	738,889	6.42	$4.26	448,639	$2.95

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
d.	Accumulated other comprehensive income:

	December 31,
	2012	2013	2014

Accumulated realized and unrealized gain on available-for-sale securities, net	$173	$138	$(121)
Accumulated foreign currency translation adjustments	(776)	(327)	(5,243)
Accumulated unrealized gain (loss) on derivative instruments, net	17	17	17

Total other comprehensive income	$(586)	$(172)	$(5,347)